Shareholder Report, Average Annual Return (Details) 214930_Longview Advantage Fixed Income ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Longview Advantage Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longview Advantage Fixed Income ETF NAV
Average Annual Return, Percent	(1.94%)
S&P U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.92%)